Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Schedule of Cash and cash equivalents

	At December 31,
	2025	2024
Cash to be deposited	281	540
Cash at banks	171,762	189,684
Time deposits	33,873	21,615
Other cash equivalents (1)	386,843	228,008
	592,759	439,847

(1) Mainly includes bank deposit certificates with immediate liquidity, treasury bills and highly liquid investments in mutual funds.